Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
Note 13 — Property, Plant and Equipment
Movements in property, plant and equipment, net were as follows:

	Right of Use Asset	Computer Equipment	Total
(i) Cost
At 31 December 2020	—	13	13
Additions	172	20	192

At 31 December 2021	172	33	205

(ii) Accumulated depreciation
At 31 December 2020	—	1	1
Depreciation	10	4	14

At 31 December 2021	10	5	15

(iii) Net book value
At 31 December 2020	—	12	12

At 31 December 2021	162	28	190

	Right of Use Asset	Computer Equipment	Total
(i) Cost
At 31 December 2021	172	33	205
Additions	—	13	13

At 31 December 2022	172	46	218

(ii) Accumulated depreciation
At 31 December 2021	10	5	15
Depreciation	64	8	72
FX	(15)	2	(13)

At 31 December 2022	59	15	74

(iii) Net book value
At 31 December 2021	162	28	190

At 31 December 2022	113	31	144

The Group leases office premises in Florida. Refer to Note 22 for lease liability details related to the right of use asset.